CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES
19. CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES

	At December 31,
	2022	2021
	(€ thousand)
Financial derivatives	80,233	11,565
Other financial assets	7,068	1,935
Current financial assets	87,301	13,500
Current financial assets and other financial liabilities mainly relate to foreign exchange derivatives and interest rate caps.

The following table sets forth a breakdown of derivative assets and liabilities at December 31, 2022 and 2021.

	At December 31,
	2022		2021
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ thousand)
Cash flow hedges:
Foreign currency derivatives	41,270	(16,976)	4,437	(34,973)
Commodities	5	(772)	182	(1,162)
Interest rate caps	36,771	—	6,053	—
Total cash flow hedges	78,046	(17,748)	10,672	(36,135)
Other foreign currency derivatives	2,187	(2,245)	893	(385)
Total	80,233	(19,993)	11,565	(36,520)

Foreign currency derivatives that do not meet the requirements to be recognized as cash flow hedges are presented as other foreign currency derivatives. Interest rate caps relate to derivative instruments required as part of certain securitization agreements.
The following tables provide an analysis of outstanding derivative financial instruments by foreign currency based on their fair value and notional amounts:

	At December 31, 2022		At December 31, 2021
	Fair Value	Notional Amount	Fair Value	Notional Amount
	(€ thousand)
Currencies:
U.S. Dollar	49,466	2,385,494	(17,588)	1,773,022
Pound Sterling	2,811	121,881	(2,343)	154,353
Japanese Yen	2,711	275,700	116	282,482
Swiss Franc	(991)	108,459	(2,754)	76,953
Chinese Yuan	2,702	176,062	(1,125)	91,248
Other(1)	3,541	131,319	(1,261)	108,822
Total amount	60,240	3,198,915	(24,955)	2,486,880
______________________________
(1)    Other mainly includes the Australian Dollar, the Canadian Dollar and the Hong Kong Dollar.
At December 31, 2022 and 2021, substantially all derivative financial instruments had a maturity of twelve months or less.
Cash flow hedges

The effects recognized in the consolidated income statement mainly relate to currency risk management and in particular the exposure to fluctuations in the Euro/U.S. Dollar exchange rate for sales in U.S. Dollars.

The policy of the Group for managing foreign currency risk normally requires hedging of a portion of projected future cash flows from trading activities and orders acquired (or contracts in progress) in foreign currencies that will occur within the following 12 months. Derivatives relating to foreign currency risk management are treated as cash flow hedges where the derivative qualifies for hedge accounting. The amounts recorded in the cash flow hedge reserve within other comprehensive income will be recognized in the consolidated income statement according to the timing of the flows of the underlying transactions. Management believes that substantially all of the hedging effects arising from these derivative contracts and recorded in the cash flow hedge reserve will be recognized in the consolidated income statement within the following 12 months from the reporting date.

The Group reclassified gains and losses, net of the related tax effects, from other comprehensive income/(loss) to the consolidated income statement as follows:

	For the years ended December 31,
	2022	2021	2020
	(€ thousand)
Net revenues/(costs)	(75,749)	7,275	19,557
Income tax (expense)/benefit	21,134	(2,030)	(5,456)
Total recognized in the consolidated income statement	(54,615)	5,245	14,101
The ineffectiveness of cash flow hedges was not material for the years 2022, 2021 and 2020.